Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Summary of Tax Expense
	2020	2019	2018
	£m	£m	£m
Current tax
United Kingdom	(80)	(141)	(71)
Rest of world	(184)	(241)	(226)
Total current tax charge	(264)	(382)	(297)
Deferred tax	(11)	44	5
Tax expense	(275)	(338)	(292)

Weighted Average of Tax Rates Applicable to Accounting Profits and Losses

The net tax expense charged on profit before tax differs from the theoretical amount that would arise using the weighted average of tax rates applicable to accounting profits and losses of the consolidated entities, as follows:

	2020		2019		2018
	£m	%	£m	%	£m	%
Profit before tax	1,483		1,847		1,720
Tax at average applicable rates	(331)	22.3%	(418)	22.6%	(361)	21.0%
Tax effect of share of results of joint ventures	3	-0.2%	10	(0.5)%	8	(0.5)%
Expenses not deductible for tax purposes	18	-1.2%	(3)	0.2%	(24)	1.4%
Non-deductible costs of share based remuneration	(2)	0.1%	(1)	0.1%	(1)	0.1%
Non-deductible disposal-related gains and losses	(2)	0.1%	4	(0.2)%	—	0.0%
Deferred tax assets of the period not recognised	(19)	1.3%	(15)	0.8%	(24)	1.4%
Change in recognition of deferred tax assets or liabilities	14	-0.9%	12	(0.6)%	(15)	0.9%
Other adjustments in respect of prior periods	44	-3.0%	73	(4.0)%	13	(0.8)%
Exceptional tax credit	—	—	—	—	112	(6.5)%
Tax expense	(275)	18.5%	(338)	18.3%	(292)	17.0%

Tax Recognised in Other Comprehensive Income or Directly in Equity

The following tax has been recognised in other comprehensive income or directly in equity during the year:

	2020	2019	2018
	£m	£m	£m
Tax on items that will not be reclassified to profit or loss
Tax on actuarial movements on defined benefit pension schemes	39	23	15

Tax on items that may be reclassified to profit or loss
Tax on fair value movements on cash flow hedges	(4)	(8)	9

Net tax credit recognised in other comprehensive income	35	15	24
Tax credit/(debit) on share based remuneration recognised directly in equity	5	6	(3)

Summary of Deferred tax Assets and Liabilities
	2020	2019
	£m	£m
Deferred tax assets	270	239
Deferred tax liabilities	(665)	(593)
Total	(395)	(354)

Movements in Deferred Tax Liabilities and Assets

Movements in deferred tax liabilities and assets (before taking into consideration the offsetting of balances within the same jurisdiction) are summarised as follows:

	Deferred tax liabilities			Deferred tax assets
	Excess of tax allowances over amortisation £m	Acquired intangible assets £m	Other temporary differences £m	Excess of amortisation over tax allowances £m	Tax losses carried forward £m	Pension balances £m	Other temporary differences £m	Total £m
Deferred tax (liability)/asset at 1 January 2019	(204)	(527)	(306)	207	96	86	273	(375)
Credit/(charge) to profit	48	9	19	(19)	(18)	(2)	7	44
Credit/(charge) to equity/other comprehensive income	—	—	(17)	—	—	13	10	6
Acquisitions	—	(44)	—	—	—	—	—	(44)
Exchange translation differences	6	19	14	(9)	(3)	(1)	(11)	15
Deferred tax (liability)/asset at 1 January 2020	(150)	(543)	(290)	179	75	96	279	(354)
Credit/(charge) to profit	51	10	1	(13)	20	0	(80)	(11)
Credit/(charge) to equity/other comprehensive income	—	—	—	—	—	29	(1)	28
Acquisitions	—	(97)	—	—	6	—	1	(90)
Exchange translation differences	1	18	6	8	(2)	—	1	32
Deferred tax (liability)/asset at 31 December 2020	(98)	(612)	(283)	174	99	125	200	(395)